Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textuals)
U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Aggregate of federal taxes	$ 3,000,000,000
Income taxes paid	2,500,000,000	2,000,000,000	1,900,000,000
Unrecognized tax benefits	909,000,000	1,044,000,000	1,230,000,000	1,223,000,000
Unrecognized tax benefits as a result of potential resolutions of prior years' tax	489,000,000
Unrecognized tax benefits that affect effective tax rate	412,000,000	427,000,000	452,000,000
Unrecognized tax benefits, amounts recorded to equity	369,000,000
Unrecognized tax benefits impact not possible to quantify	0
Unrecognized tax benefits income tax penalties and interest expense	19,000,000	31,000,000	8,000,000
Unrecognized tax benefits income tax penalties and interest accrued	126,000,000	144,000,000
Income Taxes Of Non Us Subsidiaries [Line Items]
Accumulated earnings intended to be permanently reinvested outside the U.S.	9,700,000,000
Internal Revenue Service (IRS) [Member] | Earliest Year [Member]
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2008
Internal Revenue Service (IRS) [Member] | Latest Year [Member]
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2011
International [Member]
Income Taxes Of Non Us Subsidiaries [Line Items]
Benefits related to the realization of certain foreign tax credits			$ 146,000,000
Decrease in tax rate related to the realization of certain foreign tax credits			2.30%